Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 17 — STOCKHOLDERS' EQUITY

A roll forward of common stock activity is presented in the following table:

Number of Shares of Common Stock

	December 31, 2023		December 31, 2022
	Outstanding		Outstanding
	Class A	Class B	Class A	Class B
Common stock - beginning of period	13,501,017	1,005,185	8,811,220	1,005,185
Common stock issuance - CIT Merger	—	—	6,140,010	—
Restricted stock units vested, net of shares held to cover taxes	13,916	—	49,787	—
Shares purchased under authorized repurchase plan	—	—	(1,500,000)	—
Common stock - end of period	13,514,933	1,005,185	13,501,017	1,005,185

Common Stock
The Parent Company has Class A Common Stock and Class B Common stock. Class A Common Stock have one vote per share, while shares of Class B common stock have 16 votes per share.

Restricted Stock Units
Refer to Note 22—Employee Benefit Plans for discussion of the BancShares RSUs.

Non-Cumulative Perpetual Preferred Stock

BancShares has Series A, Series B, and Series C preferred stock.

On March 12, 2020, BancShares issued and sold an aggregate of 13,800,000 depositary shares, each representing a 1/40th interest in a share of 5.375% non-cumulative perpetual preferred stock, series A preferred stock (equivalent to $1,000 per share of the Series A preferred stock) for a total of $345 million.

CIT Series A and CIT Series B preferred stock automatically converted into the right to receive one share of BancShares Series B preferred stock and BancShares Series C preferred stock, respectively.

The following table summarizes BancShares’ non-cumulative perpetual preferred stock.

Preferred Stock

dollars in millions, except per share and par value data
Preferred Stock	Issuance Date	Earliest Redemption Date	Par Value	Shares Authorized, Issued and Outstanding	Liquidation Preference Per Share	Total Liquidation Preference	Dividend
Series A	March 12, 2020	March 15, 2025	$0.01	345,000	$1,000	$345	5.375%
Series B (1)	January 3, 2022	January 4, 2027	0.01	325,000	1,000	325	SOFR + 3.972%
Series C	January 3, 2022	January 4, 2027	0.01	8,000,000	25	200	5.625%
(1) Beginning July 1, 2023, BancShares moved to Term SOFR plus a credit spread adjustment for its Series B Preferred Stock. The final dividend payment based on LIBOR occurred September 15, 2023.

Dividends on BancShares Series A, B, and C Preferred Stock (together, “BancShares Preferred Stock”) will be paid when, as, and if declared by the Board of Directors of the Parent Company, or a duly authorized committee thereof, to the extent that the Parent Company has lawfully available funds to pay dividends. If declared, dividends with respect to the BancShares Preferred Stock will accrue and be payable quarterly in arrears on March 15, June 15, September 15, and December 15 of each year. Dividends on the BancShares Preferred Stock will not be cumulative.
The Parent Company may redeem the BancShares Preferred Stock at its option, and subject to any required regulatory approval, at a redemption price equal to the “Liquidation Preference Per Share” in the table above, plus any declared and unpaid dividends to, but excluding, the redemption date, (i) in whole or in part, from time to time, on any dividend payment date on or after the “Earliest Redemption Date” in the table above, or (ii) in whole but not in part, at any time within 90 days following a regulatory capital treatment event.
Authorized Shares
On April 25, 2023 the Parent Company’s stockholders approved amendments to the Restated Certificate of Incorporation to increase the number of authorized shares of the Class A Common Stock from 16,000,000 shares to 32,000,000 shares and to increase the number of authorized shares of the Preferred Stock from 10,000,000 shares to 20,000,000.